Share-Based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Share-Based Compensation
Total expense recognized	$ 1,329	$ 1,223	$ 2,515	$ 2,235
Other Noncurrent Liabilities
Share-Based Compensation
Total accrued cash distribution	$ 764		$ 764		$ 814